General and administrative expenses	3 Months Ended
Mar. 31, 2020
General and administrative expenses
General and administrative expenses

13.General and administrative expenses

	March 31, 2020	March 31, 2019
Rent	$117,246	$121,875
Office expenses	523,341	356,544
Legal and professional	469,455	505,522
Consulting fees	396,518	436,577
Investor relations	142,361	146,531
Salaries	562,899	345,626
	$2,211,820	$1,912,675